Accounts Receivable (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Accounts Receivable [Line Items]
Bad debt expense	$ 0	$ 0	$ 0	$ 0